COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.18

Client Name:	Hudson Advisors
Client Project Name:	COLT 2025-1
Start - End Dates:	10/21/2024
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

3 - Total Active Conditions
3 - Non-Material Conditions
3 - Property Valuations Review Scope
1 - Category: FEMA
2 - Category: Property
0 - Total Satisfied Conditions

0 - Total Waived Conditions

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